CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement of Stockholders' Equity [Abstract]
Retirement benefit adjustments, taxes	$ (0.7)	$ (0.5)